Post Employment Benefits - Summary of Re-measurements Included in Other Comprehensive Loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [abstract]
Effect of changes in actuarial assumptions		€ 77
Effect of experience adjustments	€ 5	28
(Gain)/Loss on assets for the year	€ (5)	1
Remeasurement of post-employment benefit obligations		€ 107